FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Expected loss of financial assets to FVOCI at beginning	R$ 136,884	R$ 301,284
Expected loss of financial assets at FVOCI Transferred to Stage 1
Expected loss of financial assets at FVOCI Transferred to Stage 2
Expected loss of financial assets at FVOCI Transferred from Stage 1
Expected loss of financial assets at FVOCI Transferred from Stage 2
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	(122,578)	(164,400)
Expected loss of financial assets at FVOCI Transferred to Stage 3
Expected loss of financial assets at FVOCI Transferred from Stage 3
Expected loss of financial assets to FVOCI at ending	14,306	136,884
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets to FVOCI at beginning	41,160	129,812
Expected loss of financial assets at FVOCI Transferred to Stage 1
Expected loss of financial assets at FVOCI Transferred to Stage 2
Expected loss of financial assets at FVOCI Transferred from Stage 1
Expected loss of financial assets at FVOCI Transferred from Stage 2
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	(31,520)	(88,652)
Expected loss of financial assets at FVOCI Transferred to Stage 3
Expected loss of financial assets at FVOCI Transferred from Stage 3
Expected loss of financial assets to FVOCI at ending	9,640	41,160
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets to FVOCI at beginning	2,979	6,180
Expected loss of financial assets at FVOCI Transferred to Stage 1
Expected loss of financial assets at FVOCI Transferred to Stage 2
Expected loss of financial assets at FVOCI Transferred from Stage 1
Expected loss of financial assets at FVOCI Transferred from Stage 2
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	(1,436)	(3,201)
Expected loss of financial assets at FVOCI Transferred to Stage 3
Expected loss of financial assets at FVOCI Transferred from Stage 3
Expected loss of financial assets to FVOCI at ending	1,543	2,979
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets to FVOCI at beginning	92,745	165,292
Expected loss of financial assets at FVOCI Transferred to Stage 1
Expected loss of financial assets at FVOCI Transferred to Stage 2
Expected loss of financial assets at FVOCI Transferred from Stage 1
Expected loss of financial assets at FVOCI Transferred from Stage 2
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	(89,622)	(72,547)
Expected loss of financial assets at FVOCI Transferred to Stage 3
Expected loss of financial assets at FVOCI Transferred from Stage 3
Expected loss of financial assets to FVOCI at ending	R$ 3,123	R$ 92,745